Property and Equipment (Details) - USD ($) $ in Millions		Nov. 30, 2015	Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Ships, including ship improvements		$ 42,401	$ 42,955
Ships under construction		839	536
Ships And Ships Under Construction Gross, Total		43,240	43,491
Land, buildings and improvements, including leasehold improvements and port facilities		1,161	1,088
Computer hardware and software, transportation equipment and other		1,389	1,322
Total property and equipment		45,790	45,901
Less accumulated depreciation and amortization		(13,902)	(13,082)
Property and Equipment, Net	[1]	$ 31,888	$ 32,819

[1]	At November 30, 2015 and 2014, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.5 billion, $11.7 billion, $0.3 billion and $0.1 billion and $18.7 billion, $12.6 billion, $0.3 billion and $0.1 billion, respectively.